Segment Information (Details)	12 Months Ended
Dec. 31, 2025
Segment Information [Abstract]
Number Of Reportable Segments Not Disclosed Flag	true
Segment reporting CODM profit loss measure used description	The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer